Loan from Related Parties (Tables)	3 Months Ended
Dec. 31, 2021
Loan From Related Parties Abstract
Schedule of outstanding loans
Borrowing Entity	Loan Initial Principal (USD in thousands)	Interest	Amount Outstanding December 31, 2021, net (USD in thousands)	Due Date	Balance sheet classification	Lender
Maple X, Inc.	222	10%	222	12/10/2023	Long term liabilities	CityR Group Holdings LLC
Pecan Ranch West LLC	1,980	10%	1,980	11/15/2023	Long term liabilities	CityR Group Holdings LLC
Pecan Ranch Development LLC	236	10%	236	12/10/2023	Short term liabilities	CityR Group Holdings LLC
Pecan Ranch North LLC	37	10%	37	12/10/2023	Long term liabilities	CityR Group Holdings LLC
Maple Farms GP LLC	91	10%	91	12/17/2023	Long term liabilities	CityR Group Holdings LLC
Maple Grove GP LLC	433	10%	433	12/8/2023	Short term liabilities	CityR Group Holdings LLC
	2,999		2,999

Borrowing Entity	Loan Initial Principal (USD in thousands)	Interest	Amount Outstanding December 31, 2021, net (USD in thousands)	Due Date	Balance sheet classification	Lender
Pecan Ranch Development LLC	237	10%	237	12/10/2023	Short term liabilities	Debt Fund 3 Investors LLC
Pecan Ranch Square LLC	1,196	10%	1,136	12/10/2023	Long term liabilities	Debt Fund 3 Investors LLC
Pecan Ranch North L.LC	32	10%	32	12/10/2023	Long term liabilities	Debt Fund 3 Investors LLC
Maple Grove Square LLC	767	10%	729	12/8/2023	Long term liabilities	Debt Fund 3 Investors LLC
Maple Grove Development LLC	582	10%	582	12/8/2023	Short term liabilities	Debt Fund 3 Investors LLC
	2,814		2,716

Schedule of loan agreements
Property	Loan Amount (USD in thousands)	Guarantor
Maple View	2,128	Michael Sabo